Changes in equity and earnings per share (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Changes in Issued Capital and Treasury Shares
The tables below summarize the changes in issued capital and treasury shares during 2022:

Issued capital
Issued capital	Million shares	Million US dollar
At the end of the previous year	2 019	1 736
Changes during the period	—	—

	2 019	1 736

Of which:
Ordinary shares	1 737
Restricted shares	282

	Treasury shares		Result on the use of treasury shares
Treasury shares	Million shares	Million US dollar	Million US dollar
At the end of the previous year	38.2	(3 994)	(4 366)
Changes during the period	(1.7)	184	(112)

	36.5	(3 810)	(4 478)

Summary of Changes in Other Comprehensive Income Reserves
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves
As per 1 January 2022	(33 554)	481	(1 504)	(34 577)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	2 101	—	—	2 101
Cash flow hedges	—	(210)	—	(210)
Re-measurements of post-employment benefits	—	—	—	—

Other comprehensive income/(loss)	2 101	(210)	—	1 892

As per 30 June 2022	(31 453)	271	(1 504)	(32 685)

The decrease in translation reserves is primarily related to the combined effect of the appreciation of the closing rates of the Brazilian reais, the British Pound, the Mexican Pesos and the Peruvian Sol and the weakening of the closing rate of the Euro, which resulted in a foreign exchange translation adjustment of 2 101m US dollar as of 30 June 2022 (
increase of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves
As per 1 January 2021	(29 234)	376	(1 983)	(30 841)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(1 347)	—	—	(1 347)
Cash flow hedges	—	184	—	184
Re-measurements of post-employment benefits	—	—	(5)	(5)

Other comprehensive income/(loss)	(1 347)	184	(5)	(1 168)

As per 3 0 June 2021	(30 581)	560	(1 988)	(32 009)

Summary of Basic and Diluted Earnings Per Share
The calculation of basic earnings per share for the
six-month
period ended 30 June 2022 is based on the profit attributable to equity holders of AB InBev of 1 692m US dollar (30 June 2021: 2 458m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2022	2021
Issued ordinary and restricted shares at 1 January, net of treasury shares	1 981	1 972
Effect of stock lending	30	30
Effect of delivery of treasury shares	1	2

Weighted average number of ordinary and restricted shares at 30 June	2 012	2 004

The calculation of diluted earnings per share for the
six-month
period ended 30 June 2022 is based on the profit attributable to equity holders of AB InBev of 1 692m US dollar (30 June 2021: 2 458m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2022	2021
Weighted average number of ordinary and restricted shares at 30 June	2 012	2 004
Effect of share options, warrants and restricted stock units	35	41

Weighted average number of ordinary and restricted shares (diluted) at 30 June	2 047	2 045

The calculation of earnings per share before exceptional items is based on the profit before exceptional items, attributable to equity holders of AB InBev. The calculation of the Underlying EPS is based on the profit before exceptional items, mark-to-market
gains/losses and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of the profit attributable to equity holders of AB InBev to the profit before exceptional items, attributable to equity holders of AB InBev is calculated as follows:

For the six-month period ended 30 June Million US dollar	2022	2021¹
Profit attributable to equity holders of AB InBev	1 692	2 458
Net impact of exceptional items on profit (refer to Note 7)	1 168	466
Profit before exceptional items, attributable to equity holders of AB InBev	2 860	2 924
Mark-to-market losses/(gains) on certain derivatives related to the hedging of share-based payment programs (refer to Note 8)	(162)	(348)
Hyperinflation impacts	(26)	30

Underlying profit	2 672	2 606

1	Amended to conform to 2022 presentation.

Summary of Calculation of EPS
The table below sets out the EPS calculation:

For the six-month period ended 30 June Million US dollar	2022	2021
Profit attributable to equity holders of AB InBev	1 692	2 458
Weighted average number of ordinary and restricted shares	2 012	2 004

Basic EPS	0.84	1.23

Profit before exceptional items, attributable to equity holders of AB InBev	2 860	2 924
Weighted average number of ordinary and restricted shares	2 012	2 004

Basic EPS before exceptional items	1.42	1.46

Profit before exceptional items, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	2 672	2 606
Weighted average number of ordinary and restricted shares	2 012	2 004

Underlying EPS	1.33	1.30

Profit attributable to equity holders of AB InBev	1 692	2 458
Weighted average number of ordinary and restricted shares (diluted)	2 047	2 045

Diluted EPS	0.83	1.20

Profit before exceptional items, attributable to equity holders of AB InBev	2 860	2 924
Weighted average number of ordinary and restricted shares (diluted)	2 047	2 045

Diluted EPS before exceptional items	1.40	1.43

Earnings per share before exceptional items and Underlying EPS are non-IFRS
measures.